Note 4 - Labor Costs - Labor Costs (Included in Cost of Sales and in Selling, General and Administrative Expenses)	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of employee benefits [text block]
4	Labor costs (included in Cost of sales and in Selling, general and administrative expenses)

	Year ended December 31,
(all amounts in thousands of U.S. dollars)	2017	2016	2015

Wages, salaries and social security costs	1,144,341	988,794	1,327,968
Severance indemnities	34,497	73,741	176,950
Defined contribution plans	12,401	10,758	13,286
Pension benefits - defined benefit plans	15,066	10,563	14,813
Employee retention and long term incentive program	15,441	16,474	(5,660)
	1,221,746	1,100,330	1,527,357
From discontinued operations	(853)	(28,306)	(24,665)
	1,220,893	1,072,024	1,502,692

At year-end, the number of employees was
21,605
in
2017,
19,399
in
2016
and
21,741
in
2015.

The following table shows the geographical distribution of the employees:

Country	2017	2016	2015
Argentina	5,221	4,755	5,388
Mexico	5,139	4,968	5,101
Brazil	1,382	1,166	2,050
USA	1,953	1,636	2,190
Italy	2,088	1,979	2,030
Romania	1,870	1,631	1,624
Canada	919	473	546
Indonesia	506	509	532
Colombia	1,003	750	636
Japan	410	458	508
Other	1,114	1,074	1,136
	21,605	19,399	21,741
From discontinued operations	-	(323)	(292)
	21,605	19,076	21,449